Revenues (Details) - Schedule of contract assets and contract liabilities deriving from contracts with customers - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Contract Assets And Contract Liabilities Deriving From Contracts With Customers Abstract
Trade receivables	$ 6,342	$ 3,422
Contract liabilities	$ 3,330	$ 3,021